Net Income (Loss) Per Unit	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Net Income Per Unit [Abstract]
Net Income (Loss) Per Unit
6.	Net Income Per Unit

Basic net income per unit is derived by reducing net income for the 1% general partnership interest and dividing the remaining 99% by the basic weighted average number of units outstanding for each period. Diluted net income per unit is derived by reducing net income for the 1% general partnership interest and dividing the remaining 99% by the total of the basic weighted average number of units outstanding and the dilutive unit equivalents resulting from outstanding compensatory options to buy Holding Units as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
	(in thousands, except per unit amounts)

Net income (loss) attributable to AllianceBernstein Unitholders	$99,948	$(44,246)	$335,178	$117,217

Weighted average units outstanding - basic	264,709	277,612	273,521	277,759
Dilutive effect of compensatory options to buy Holding Units	756	—	994	—
Weighted average units outstanding – diluted	265,465	277,612	274,515	277,759

Basic net income (loss) per AllianceBernstein Unit	$0.37	$(0.16)	$1.21	$0.42
Diluted net income (loss) per AllianceBernstein Unit	$0.37	$(0.16)	$1.21	$0.42

For the three months and nine months ended September 30, 2013, we excluded 3,045,173 and 2,974,935 options, respectively, from the diluted net income per unit computation due to their anti-dilutive effect. For the three months and nine months ended September 30, 2012, we excluded 9,032,095 options from the diluted net income per unit computation due to their anti-dilutive effect.

As discussed in Note 3, on July 1, 2013, management of AllianceBernstein and Holding retired all unallocated Holding Units in AllianceBernstein’s consolidated rabbi trust, and continued to retire units during the third quarter of 2013 as we purchased Holding Units on the open market.

4. Net Income (Loss) Per Unit

Basic net income (loss) per unit is derived by reducing net income (loss) for the 1% general partnership interest and dividing the remaining 99% by the basic weighted average number of units outstanding for each year. Diluted net (loss) income per unit is derived by reducing net income (loss) for the 1% general partnership interest and dividing the remaining 99% by the total of the basic weighted average number of units outstanding and the dilutive unit equivalents resulting from outstanding compensatory options to buy Holding Units as follows:

	Years Ended December 31,
	2012	2011	2010
	(in thousands, except per unit amounts)

Net income (loss) attributable to AllianceBernstein Unitholders	$188,916	$(174,768)	$442,419

Weighted average units outstanding—basic	277,721	278,018	275,415
Dilutive effect of compensatory options to buy Holding Units	1	—	1,639
Weighted average units outstanding—diluted	277,722	278,018	277,054

Basic net income (loss) per AllianceBernstein Unit	$0.67	$(0.62)	$1.59
Diluted net income (loss) per AllianceBernstein Unit	$0.67	$(0.62)	$1.58

For the years ended December 31, 2012, 2011 and 2010, we excluded 8,438,902, 3,813,567 and 4,783,472 options, respectively, from the diluted net income (loss) per unit computation due to their anti-dilutive effect.

The 2012 net income per unit includes $223.0 million of non-cash real estate charges recorded in 2012. See further discussion above in Note 3, Real Estate Charges.

The 2011 net (loss) per unit includes the one-time, non-cash compensation charge of $587.1 million recorded in the fourth quarter of 2011. See further discussion above in Note 2, Long-term Incentive Compensation Plans.